Deferred Sales Inducements	12 Months Ended
Dec. 31, 2017
Deferred Sales Inducements

(10)	Deferred Sales Inducements
DSI at December 31 and the changes in the balance for years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$764,554	1,110,192	847,000
Capitalization	14,726	29,176	48,546
Amortization	(207,629)	(277,616)	(284,883)
Interest	23,107	28,569	33,927
Change in shadow DSI	(163,440)	(125,767)	465,602
Balance, end of year	$431,318	764,554	1,110,192
See note 9 for impacts of unlocking relating to DSI.